Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Ordinary share, par value (in Dollars per share)	$ 0.03	$ 0.03
Ordinary share, shares authorized	11,112,474	11,112,474
Ordinary share, shares issued	4,700,852	4,640,318
Ordinary share, shares outstanding	4,700,852	4,640,318
Class B Ordinary Shares
Ordinary share, par value (in Dollars per share)	$ 0.03	$ 0.03
Ordinary share, shares authorized	1,554,192	1,554,192
Ordinary share, shares issued	1,554,192	1,554,192
Ordinary share, shares outstanding	1,554,192	1,554,192